SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories, Net (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reserves for estimated slow moving products or obsolescence	$ 1.8	$ 2.1